Subsequent Events - Additional Information (Detail) $ in Millions	Jan. 17, 2034	Jan. 17, 2033	Jan. 17, 2032	Feb. 27, 2025 Integer	Jan. 17, 2025 USD ($) Installments	Jan. 02, 2025 USD ($)	Jul. 31, 2020
Disclosure of non-adjusting events after reporting period [line items]
Number Of Consecutive Annual Instalments | Installments					3
Number Of Class Maturing During Period | Integer				59
Fixed interest rate [member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, interest rate							2.00%
Repurchase of Debt Notes [Member] | 2008 MTN Program [Member] | Class XXXIX [Member] | July Two Thousand Twenty Five [Member]
Disclosure of non-adjusting events after reporting period [line items]
Aggregate notional amount for which offer was announced						$ 757
Aggregate notional amount for which offer of repurchase was accepted						$ 315
Percentage of outstanding debt for which repurchase was completed						42.00%
Issue of Debt Notes [Member] | ClassXXXIV [Member] | January Twenty Thousand Thirty Four [Member]
Disclosure of non-adjusting events after reporting period [line items]
Notional amount					$ 1,100
Borrowings, interest rate					8.25%
Percentage Of Installment Amoritized	40.00%	30.00%	30.00%
Issue of Debt Notes [Member] | Fixed interest rate [member] | ClassXXXV [Member] | January Twenty Thousand Twenty seven [Member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, interest rate				6.25%
Borrowings, maturity				February 27, 2027
Number Of Class Maturing During Period | Integer				140
Issue of Debt Notes [Member] | Fixed interest rate [member] | Class XXXVI [Member] | August Twenty Thousand Twenty Five [Member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, interest rate				3.50%
Borrowings, maturity				August 27, 2025